Submission	Sep. 02, 2026
Submission [Line Items]
Central Index Key	0001802369
Registrant Name	ADARx Pharmaceuticals, Inc.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES